UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
August 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 70.23%❖
Consumer Discretionary – 7.38%
AMC Entertainment Holdings	7,023	$166,234
Bayerische Motoren Werke *	7,791	907,031
DIRECTV Class A †	2,250	194,513
Don Quijote Holdings	14,000	741,339
General Motors	2,496	86,861
Genuine Parts	9,600	842,304
Hanesbrands	1,210	124,243
Kering *	6,736	1,427,240
Mattel	23,600	813,964
Nitori Holdings	40,008	2,399,211
Publicis Groupe *	21,506	1,602,279
Sumitomo Rubber Industries	100,400	1,433,803
Techtronic Industries	394,500	1,203,854
Toyota Motor	48,505	2,763,324
Yue Yuen Industrial Holdings	567,500	1,761,069
		16,467,269
Consumer Staples – 6.41%
Archer-Daniels-Midland	13,300	663,138
Aryzta †	33,479	3,057,634
Carlsberg Class B	20,181	1,840,348
Coca-Cola Amatil	159,492	1,340,187
ConAgra Foods	41,400	1,333,080
Kimberly-Clark	11,500	1,242,000
Kraft Foods Group	21,200	1,248,680
Lorillard	20,000	1,194,000
Safeway	30,500	1,060,790
Tesco	349,044	1,332,280
		14,312,137
Diversified REITs – 1.00%
Champion REIT	125,000	57,096
Dexus Property Group	39,910	44,901
Fibra Uno Administracion †	87,563	315,358
Investors Real Estate Trust	10,260	87,518
Kenedix Office Investment	50	276,777
Lexington Realty Trust	52,975	576,368
Mapletree Logistics Trust	70,996	66,787
Nieuwe Steen Investments	89	506
Orix JREIT	40	53,549
Stockland	70,059	277,995
Vornado Realty Trust	2,641	279,603
Washington Real Estate
Investment Trust	7,272	202,016
		2,238,474
Energy – 6.52%
Chevron	6,500	841,425
CNOOC	1,065,000	2,140,980
ConocoPhillips	9,900	804,078
Halcon Resources †	1,107	6,089
Kodiak Oil & Gas †	9,844	160,162
Marathon Oil	15,900	662,871
Occidental Petroleum	6,300	653,499
Range Resources	1,214	95,408
Royal Dutch Shell ADR *	14,700	1,247,295
Saipem *†	73,634	1,747,397
Spectra Energy	20,200	841,532
Subsea 7 *	101,377	1,686,237
Total	26,860	1,771,408
Total ADR *	18,900	1,246,644
Williams	11,100	659,784
		14,564,809
Financials – 9.36%
AXA *	131,530	3,257,853
Bank Rakyat Indonesia
Persero	1,310,300	1,238,564
BB&T	34,100	1,272,953
Fifth Street Finance	16,638	163,552
Gallagher (Arthur J.)	27,500	1,298,825
Home Loan Servicing
Solutions	32,995	722,591
ING Groep CVA †	139,522	1,918,568
Mitsubishi UFJ Financial
Group	524,128	3,013,150
Nordea Bank	197,820	2,578,077
Nordea Bank FDR	46,830	610,116
Santander Consumer USA
Holdings	6,915	128,757
Solar Capital	8,309	166,180
Standard Chartered	134,689	2,711,907
UniCredit	236,226	1,828,262
		20,909,355
Healthcare – 9.16%
AbbVie	15,700	867,896
Akorn *†	2,269	88,536
AstraZeneca ADR	11,300	858,913
Baxter International	12,600	944,748
Bristol-Myers Squibb	13,300	673,645
Johnson & Johnson	10,100	1,047,673
Merck	25,300	1,520,783
Novartis	39,343	3,528,914
Pfizer	49,160	1,444,812
Quest Diagnostics	10,700	676,347
Sanofi *	31,150	3,417,747

(continues)          NQ-DEX [8/14] 11/14 (13309) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Healthcare (continued)
Stada Arzneimittel *	36,417	$1,453,263
Teva Pharmaceutical
Industries ADR	73,500	3,860,220
Valeant Pharmaceuticals
International †	611	71,670
		20,455,167
Healthcare REITs – 0.32%
HCP	3,404	147,495
Health Care REIT	1,875	126,713
Sabra Health Care REIT	3,298	93,927
Ventas	5,342	351,397
		719,532
Hotel REITs – 0.70%
Ashford Hospitality Prime	12,360	200,108
Ashford Hospitality Trust	61,800	716,262
DiamondRock Hospitality	20,217	269,290
LaSalle Hotel Properties	1,200	43,860
Strategic Hotels & Resorts †	19,000	225,720
Summit Hotel Properties	9,300	101,835
		1,557,075
Industrial REITs – 1.41%
DCT Industrial Trust	16,877	134,172
First Industrial Realty Trust	63,827	1,161,651
Goodman Group	49,447	257,607
Prologis	385	15,762
Prologis Property Mexico †	294,100	655,397
STAG Industrial	35,063	821,526
Terreno Realty	5,097	103,163
		3,149,278
Industrials – 7.70%
Deutsche Post *	67,614	2,210,903
East Japan Railway	26,461	2,055,492
ITOCHU	201,602	2,562,286
Koninklijke Philips Electronics	69,303	2,111,777
Meggitt	112,844	883,353
Raytheon	13,300	1,281,322
Vinci	34,974	2,286,303
Waste Management	28,800	1,352,736
WestJet Airlines @	90,943	2,459,049
		17,203,221
Information Technology – 6.37%
Applied Materials	47,000	1,085,935
Canon ADR	25,400	829,818
CGI Group Class A †	110,740	3,919,135
Cisco Systems	41,100	1,027,089
Intel	43,700	1,526,004
Microsoft	21,300	967,659
Symantec	45,500	1,104,740
Teleperformance	40,486	2,627,479
Xerox	82,000	1,132,420
		14,220,279
Mall REITs – 0.82%
CBL & Associates Properties	7,338	139,422
General Growth Properties	12,497	307,051
Macerich	389	25,398
Pennsylvania Real Estate
Investment Trust	8,500	171,360
Rouse Properties	748	13,075
Simon Property Group	6,908	1,174,567
		1,830,873
Manufactured Housing REITs – 0.22%
Equity Lifestyle Properties	3,156	144,198
Sun Communities	6,586	353,207
		497,405
Materials – 3.79%
AuRico Gold	154,173	701,882
Dow Chemical	14,400	771,120
duPont (E.I.) deNemours	11,400	753,654
Lafarge *	22,436	1,718,737
Rexam	208,677	1,756,162
Rio Tinto	31,585	1,684,772
Tarkett *	6,400	197,626
Yamana Gold	103,366	880,317
		8,464,270
Mixed REITs – 0.14%
Duke Realty	11,447	212,914
DuPont Fabros Technology	2,500	70,400
PS Business Parks	400	32,616
		315,930
Mortgage REITs – 0.25%
Chimera Investment	17,000	56,270
Starwood Property Trust	20,900	498,465
		554,735
Multifamily REITs – 0.49%
Apartment Investment &
Management	15,728	538,999
Camden Property Trust	5,109	382,358
Equity Residential	1,597	106,153

2 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Multifamily REITs (continued)
Essex Property Trust	297	$57,455
		1,084,965
Office REITs – 0.94%
alstria office REIT *†	33,657	449,992
American Realty Capital
Properties	24,509	322,538
Corporate Office Properties
Trust	11,690	331,762
Equity Commonwealth	5,087	136,739
Link REIT	33,000	195,870
Mack-Cali Realty	11,500	243,110
Parkway Properties	20,673	428,965
		2,108,976
Office/Diversified REIT – 0.06%
Corio *	2,685	144,246
		144,246
Self-Storage REIT – 0.13%
Extra Space Storage	5,300	279,310
		279,310
Shopping Center REITs – 1.00%
Agree Realty	12,473	368,328
Charter Hall Retail REIT	71,117	263,602
Equity One	1,500	35,400
First Capital Realty	2,922	51,920
Kimco Realty	12,857	302,011
Kite Realty Group Trust	5,922	152,314
Ramco-Gershenson Properties
Trust	19,634	332,993
Regency Centers	900	51,426
Scentre Group †	40,548	129,852
Unibail-Rodamco	910	244,409
Westfield †	16,989	120,867
Wheeler Real Estate
Investment Trust *@	36,463	183,409
		2,236,531
Single Tenant REITs – 0.19%
National Retail Properties	5,420	201,299
Spirit Realty Capital	18,362	216,855
		418,154
Specialty REITs – 0.77%
EPR Properties	11,976	681,554
Gladstone Land	18,590	229,772
Nippon Prologis REIT	250	606,891
Plum Creek Timber	1,520	61,758
Rayonier	450	15,421
Starwood Waypoint
Residential Trust †	4,180	115,702
		1,711,098
Telecommunications – 3.78%
AT&T	41,900	1,464,824
Century Communications =†	125,000	0
Mobile Telesystems ADR	102,500	1,891,125
Nippon Telegraph &
Telephone	53,701	3,602,258
NTT DOCOMO ADR	37,000	639,360
Verizon Communications	16,800	836,976
		8,434,543
Utilities – 1.32%
American Water Works	800	40,488
Edison International	11,500	680,110
National Grid	79,031	1,179,340
National Grid ADR	11,400	852,036
NorthWestern *	3,800	183,464
		2,935,438

Total Common Stock
(cost $128,890,590)		156,813,070

Convertible Preferred Stock – 3.71%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	24,100	546,769
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	392	472,360
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	1,950	115,109
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	16,650	840,825
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	397	398,191
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49	756	1,046,304
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	510	688,500

(continues)          NQ-DEX [8/14] 11/14 (13309) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	19,584	$939,053
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	4,379	241,589
Maiden Holdings 7.25%
exercise price $15.47,
expiration date 9/15/16 *	19,850	933,744
SandRidge Energy
7.00% exercise price
$7.76, expiration date
12/31/49	2,500	241,875
8.50% exercise price
$8.01, expiration date
12/31/49	4,205	422,077
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	845,099
Weyerhaeuser 6.375%
exercise price $33.20,
expiration date 7/1/16	5,289	305,493
Wheeler Real Estate
Investment Trust
9.00% exercise price
$5.00, expiration date
12/31/49	8,250	209,138
9.00% exercise price
$5.00, expiration date
12/31/49 @=	34	35,557
Total Convertible Preferred
Stock (cost $7,923,759)		8,281,683

Exchange-Traded Fund – 0.08%
iPATH S&P 500 VIX
Short-Term Futures ETN *†	6,250	175,687
Total Exchange-Traded Fund
(cost $1,178,000)		175,687

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.05%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	73,879	84,499
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	23,339	24,555
Total Agency Collateralized
Mortgage Obligations
(cost $98,657)		109,054

Agency Mortgage-Backed Securities – 0.41%
Fannie Mae ARM
2.119% 3/1/38 •	8,340	8,892
2.238% 4/1/36 •	20,791	22,415
2.247% 10/1/36 •	5,720	6,143
2.305% 4/1/36 •	7,637	8,140
2.374% 11/1/35 •	5,144	5,518
2.415% 5/1/43 •	4,516	4,514
2.423% 10/1/36 •	8,753	9,309
2.546% 6/1/43 •	1,996	2,008
3.296% 9/1/43 •	5,641	5,833
Fannie Mae S.F. 15 yr
4.00% 11/1/25	87,646	93,782
5.50% 1/1/23	12,436	13,610
Fannie Mae S.F. 20 yr
4.00% 2/1/31	3,493	3,754
5.50% 12/1/29	873	973
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,788	1,897
4.50% 7/1/36	1,533	1,656
6.50% 6/1/36	10,635	12,013
6.50% 10/1/36	8,145	9,216
Freddie Mac ARM
2.249% 7/1/36 •	5,531	5,930
2.265% 10/1/36 •	9,504	10,131
Freddie Mac S.F. 15 yr
4.00% 5/1/25	776	829
5.00% 6/1/18	4,326	4,568
5.00% 12/1/22	22,240	23,991
Freddie Mac S.F. 30 yr
5.00% 1/1/34	238,670	263,610
6.00% 2/1/36	1,123	1,275
7.00% 11/1/33	21,236	24,772
9.00% 9/1/30	37,988	41,341
GNMA I S.F. 30 yr
7.50% 12/15/23	46,930	54,551
7.50% 1/15/32	39,008	47,038
9.50% 9/15/17	26,426	27,917
12.00% 5/15/15	1,767	1,783
GNMA II S.F. 30 yr
6.00% 11/20/28	43,729	49,328

4 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.50% 2/20/30	133,456	$148,274
Total Agency
Mortgage-Backed
Securities (cost $834,105)		915,011

Commercial Mortgage-Backed Securities – 0.06%
FREMF Mortgage Trust
Series 2013-K712 B 144A
3.484% 5/25/45 #•	20,000	20,252
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	28,117	28,426
Goldman Sachs Mortgage
Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	10,000	10,448
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C21 AS
3.997% 8/15/47	10,000	10,326
Series 2014-C22 A4
3.801% 9/15/47	10,000	10,378
Series 2014-C22 B
4.714% 9/15/47 •	10,000	10,384
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	35,000	37,633
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AM
5.413% 9/15/39	10,000	10,775
Total Commercial
Mortgage-Backed
Securities (cost $136,336)		138,622

Convertible Bonds – 11.74%
Basic Industry – 0.13%
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	391,000	282,986
		282,986
Capital Goods – 0.59%
General Cable 4.50% exercise
price $35.33, expiration
date 11/15/29 ϕ	673,000	600,232
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 *	897,000	701,903
		1,302,135
Communications – 1.73%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	672,000	547,680
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	416,000	420,940
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	562,000	640,680
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	41,000	108,317
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	544,000	740,180
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	975,000	1,010,344
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	109,000	394,716
		3,862,857
Consumer Cyclical – 1.24%
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	436,000	613,943
Live Nation Entertainment
144A 2.50% exercise price
$34.68, expiration date
5/13/19 #	117,000	117,877
2.875% exercise price
$27.14, expiration date
9/29/14	807,000	806,496
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	1,149,000	1,235,175
		2,773,491
Consumer Non-Cyclical – 2.21%
Alere 3.00% exercise price
$43.98, expiration date
5/15/16 *	226,000	238,430

(continues)          NQ-DEX [8/14] 11/14 (13309) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20 *	343,000	$382,659
Hologic
2.00% exercise price
$31.17, expiration date
2/27/42 *ϕ	597,000	642,521
2.00% exercise price
$38.59, expiration date
12/15/43	607,000	666,183
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	1,077,000	1,219,029
Salix Pharmaceuticals 1.50%
exercise price $65.81,
expiration date 3/15/19	93,000	228,489
Spectrum Pharmaceuticals
144A 2.75% exercise price
$10.53, expiration date
12/13/18 #	443,000	462,381
Vector Group
1.75% exercise price
$27.16, expiration date
4/15/20	634,000	716,024
2.50% exercise price
$17.62, expiration date
1/14/19 •	263,000	383,628
		4,939,344
Energy – 1.03%
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	349,000	363,178
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	980,000	884,450
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	378,000	513,135
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	509,000	543,358
		2,304,121
Financials – 1.03%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	588,000	624,015
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	791,000	838,954
Gain Capital Holdings 144A
4.125% exercise price
$12.00, expiration date
11/30/18 #	551,000	507,264
New Mountain Finance 144A
5.00% exercise price
$15.93, expiration date
6/14/19 #	322,000	332,666
		2,302,899
Real Estate Investment Trusts – 1.30%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	970,000	1,041,537
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	663,000	655,127
Forest City Enterprises
3.625% exercise price
$24.21, expiration date
8/14/20	591,000	629,784
Lexington Realty Trust 144A
6.00% exercise price
$6.68, expiration date
1/11/30 #	363,000	583,296
		2,909,744
Technology – 2.48%
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date
11/27/20 #*	1,096,000	1,051,480
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	535,000	697,506
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	401,000	678,444
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29	789,000	819,574
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	712,000	712,890

6 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Technology (continued)
SanDisk 1.50% exercise price
$51.53, expiration date
8/11/17		433,000	$835,690
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37		424,000	734,580
			5,530,164
Total Convertible Bonds
(cost $23,646,434)			26,207,741

Corporate Bonds – 41.62%
Automotives – 1.00%
American Axle &
Manufacturing
7.75% 11/15/19		55,000	62,837
Chassix 144A
9.25% 8/1/18 #		210,000	218,400
General Motors
4.875% 10/2/23		190,000	204,250
6.25% 10/2/43		235,000	276,713
General Motors Financial
6.75% 6/1/18		365,000	411,081
International Automotive
Components Group 144A
9.125% 6/1/18 #		450,000	481,500
Meritor
6.25% 2/15/24		135,000	139,387
6.75% 6/15/21		225,000	239,063
Tupy Overseas 144A
6.625% 7/17/24 #		200,000	208,100
			2,241,331
Banking – 4.14%
Australia & New Zealand
Banking Group
5.448% 6/20/22 •	AUD	1,799,000	1,761,703
Banco Santander Mexico
144A 5.95% 1/30/24 #*•		200,000	213,000
Bank of America
4.00% 4/1/24		10,000	10,321
4.055% 8/23/18 •	AUD	1,100,000	1,046,870
4.20% 8/26/24		25,000	25,408
Barclays Bank
7.625% 11/21/22 *		375,000	421,875
Citigroup 4.00% 8/5/24		10,000	10,041
City National
5.25% 9/15/20 *		5,000	5,624
Credit Suisse Group 144A
7.50% 12/29/49 #*•		400,000	435,000
Fifth Third Bancorp
4.30% 1/16/24		5,000	5,266
Goldman Sachs Group
3.925% 8/21/19 •	AUD	1,190,000	1,129,477
4.325% 8/8/18 •	AUD	1,280,000	1,231,170
HSBC Holdings
4.00% 3/30/22		20,000	21,458
JPMorgan Chase
3.685% 5/17/18 •	AUD	1,100,000	1,038,258
4.85% 2/1/44		20,000	21,956
6.75% 1/29/49 •		440,000	474,650
Lloyds Banking Group 7.50%
4/30/49 *•		680,000	714,850
Morgan Stanley
2.375% 7/23/19		5,000	4,999
5.00% 11/24/25		30,000	32,254
Northern Trust
3.95% 10/30/25		30,000	31,464
PNC Funding 5.625% 2/1/17		35,000	38,347
Popular 7.00% 7/1/19		390,000	393,900
Santander Holdings USA
4.625% 4/19/16		10,000	10,582
State Street 3.10% 5/15/23		10,000	9,894
SunTrust Bank
2.35% 11/1/18		10,000	10,118
SVB Financial Group
5.375% 9/15/20		25,000	28,292
USB Capital IX
3.50% 10/29/49 •		80,000	68,000
Wells Fargo
4.10% 6/3/26		15,000	15,365
5.90% 12/29/49 •		15,000	15,750
Zions Bancorp
4.50% 3/27/17		5,000	5,304
4.50% 6/13/23		10,000	10,487
7.75% 9/23/14		5,000	5,018
			9,246,701
Basic Industry – 4.12%
AK Steel 7.625% 5/15/20 *		421,000	437,314
ArcelorMittal
6.125% 6/1/18		460,000	501,975
10.35% 6/1/19		15,000	18,956
Arch Coal 144A
8.00% 1/15/19 #*		365,000	353,137
Builders FirstSource 144A
7.625% 6/1/21 #		405,000	424,237
Celanese US Holdings
4.625% 11/15/22		5,000	5,113

(continues)          NQ-DEX [8/14] 11/14 (13309) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Cemex 144A
7.25% 1/15/21 #	480,000	$528,600
CF Industries
5.15% 3/15/34	5,000	5,469
6.875% 5/1/18	25,000	29,260
CPG Merger Sub 144A
8.00% 10/1/21 #*	380,000	399,950
Dow Chemical
8.55% 5/15/19	34,000	43,359
Eastman Chemical
4.65% 10/15/44	25,000	25,432
Essar Steel Minnesota 144A
11.50% 5/15/20 #	115,000	118,306
First Quantum Minerals
144A 6.75% 2/15/20 #	172,000	179,310
144A 7.00% 2/15/21 #	172,000	181,460
144A 7.25% 5/15/22 #	200,000	211,500
FMG Resources August 2006
144A 6.875% 4/1/22 #*	650,000	710,531
Georgia-Pacific
8.00% 1/15/24	20,000	27,305
Hardwoods Acquisition 144A
7.50% 8/1/21 #	280,000	285,600
HD Supply 11.50% 7/15/20	345,000	406,669
INEOS Group Holdings 144A
5.875% 2/15/19 #	310,000	318,525
International Paper
6.00% 11/15/41	10,000	12,064
JMC Steel Group 144A
8.25% 3/15/18 #	300,000	304,875
Kissner Milling 144A
7.25% 6/1/19 #	320,000	330,800
LSB Industries 7.75% 8/1/19	295,000	323,763
Masonite International 144A
8.25% 4/15/21 #	425,000	463,250
Monsanto 4.40% 7/15/44	35,000	36,517
Mosaic 5.625% 11/15/43	20,000	23,180
New Gold 144A
6.25% 11/15/22 #	380,000	400,900
Nortek 8.50% 4/15/21	265,000	289,513
Polymer Group 144A
6.875% 6/1/19 #	385,000	390,775
Rio Tinto Finance USA
3.50% 11/2/20	5,000	5,264
Rock-Tenn
3.50% 3/1/20	10,000	10,355
4.00% 3/1/23	5,000	5,167
Rockwood Specialties Group
4.625% 10/15/20	5,000	5,219
Ryerson
9.00% 10/15/17	245,000	261,537
11.25% 10/15/18	105,000	117,075
Sappi Papier Holding 144A
6.625% 4/15/21 #	200,000	211,000
TPC Group 144A
8.75% 12/15/20 #	425,000	470,687
Weyerhaeuser
4.625% 9/15/23	10,000	10,905
Wise Metals Group 144A
8.75% 12/15/18 #	170,000	184,450
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	115,000	122,044
Yamana Gold 144A
4.95% 7/15/24 #	5,000	5,121
		9,196,469
Brokerage – 0.03%
Jefferies Group
5.125% 1/20/23	10,000	10,853
6.45% 6/8/27	5,000	5,695
6.50% 1/20/43	5,000	5,610
Lazard Group
6.85% 6/15/17	34,000	38,583
		60,741
Capital Goods – 2.85%
Accudyne Industries 144A
7.75% 12/15/20 #	215,000	231,125
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	400,000	397,000
B/E Aerospace 5.25% 4/1/22	190,000	206,625
BWAY Holding 144A
9.125% 8/15/21 #	705,000	726,150
Caterpillar 3.40% 5/15/24	30,000	30,683
Consolidated Container 144A
10.125% 7/15/20 #	385,000	385,000
Crane 4.45% 12/15/23	10,000	10,674
Gardner Denver 144A
6.875% 8/15/21 #*	190,000	201,875
Gates Global 144A
6.00% 7/15/22 #	695,000	691,525
Ingersoll-Rand Global Holding
4.25% 6/15/23	15,000	16,025
Milacron 144A
7.75% 2/15/21 #	375,000	405,937
Plastipak Holdings 144A
6.50% 10/1/21 #	300,000	315,000
Reynolds Group Issuer
8.25% 2/15/21 *	310,000	339,837

8 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	$359,100
TransDigm
144A 6.00% 7/15/22 #	450,000	458,437
144A 6.50% 7/15/24 #	370,000	379,713
Votorantim Cimentos 144A
7.25% 4/5/41 #	1,118,000	1,208,111
		6,362,817
Communications – 4.54%
American Tower Trust I
144A 1.551% 3/15/43 #	5,000	4,953
144A 3.07% 3/15/23 #	20,000	19,921
AT&T 4.80% 6/15/44	30,000	31,501
CC Holdings GS V
3.849% 4/15/23	5,000	5,084
CenturyLink
5.80% 3/15/22	210,000	222,600
6.75% 12/1/23 *	240,000	266,550
Cogent Communications
Finance 144A
5.625% 4/15/21 #	375,000	375,000
Comcast
3.375% 2/15/25	20,000	20,264
4.20% 8/15/34	5,000	5,155
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	33,438
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,300,000
144A 8.25% 9/30/20 #	730,000	792,050
DIRECTV Holdings
4.45% 4/1/24	25,000	26,876
Historic TW 6.875% 6/15/18	25,000	29,517
Hughes Satellite Systems
7.625% 6/15/21	280,000	317,800
Intelsat Luxembourg
7.75% 6/1/21	110,000	116,463
8.125% 6/1/23	1,625,000	1,767,187
Level 3 Escrow II 144A
5.375% 8/15/22 #	460,000	463,450
SES 144A 3.60% 4/4/23 #	15,000	15,337
SES Global Americas Holdings
144A 5.30% 3/25/44 #	15,000	16,422
Sprint
144A 7.125% 6/15/24 #	1,015,000	1,039,106
144A 7.25% 9/15/21 #	435,000	462,187
144A 7.875% 9/15/23 #	260,000	279,500
Sprint Capital 6.90% 5/1/19	85,000	91,694
Time Warner 3.55% 6/1/24	5,000	5,004
Time Warner Cable
4.00% 9/1/21	10,000	10,747
8.25% 4/1/19	15,000	18,889
T-Mobile USA
6.125% 1/15/22	115,000	119,600
6.25% 4/1/21	180,000	187,425
6.50% 1/15/24 *	70,000	72,975
Verizon Communications
144A 4.862% 8/21/46 #	2,000	2,105
144A 5.012% 8/21/54 #	5,000	5,240
5.15% 9/15/23	10,000	11,330
6.40% 9/15/33	3,000	3,794
6.55% 9/15/43	6,000	7,739
Viacom 5.25% 4/1/44 *	20,000	21,590
VimpelCom Holdings 144A
5.95% 2/13/23 #	500,000	453,050
Wind Acquisition Finance
144A 4.75% 7/15/20 #	200,000	201,000
144A 7.375% 4/23/21 #	365,000	385,988
Windstream
7.50% 6/1/22	5,000	5,456
7.50% 4/1/23	235,000	251,450
7.75% 10/1/21	235,000	257,325
Zayo Group 10.125% 7/1/20	372,000	424,545
		10,147,307
Consumer Cyclical – 1.79%
Bed Bath & Beyond
4.915% 8/1/34	5,000	5,218
5.165% 8/1/44	10,000	10,421
BI-LO 144A PIK 8.625%
9/15/18 #T	470,000	464,125
DBP Holding 144A
7.75% 10/15/20 #	251,000	239,705
Delphi 4.15% 3/15/24	10,000	10,415
eBay 3.45% 8/1/24	10,000	10,074
Expedia 4.50% 8/15/24	5,000	5,052
General Motors
3.50% 10/2/18	10,000	10,263
Host Hotels & Resorts
4.75% 3/1/23	20,000	21,518
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,143
International Game
Technology
5.35% 10/15/23	10,000	10,452
Landry’s 144A
9.375% 5/1/20 #	665,000	718,200

(continues)          NQ-DEX [8/14] 11/14 (13309) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Magna International
3.625% 6/15/24	30,000	$30,546
Marriott International
3.375% 10/15/20	5,000	5,169
Men’s Wearhouse 144A
7.00% 7/1/22 #*	215,000	226,287
Michaels Stores 144A
5.875% 12/15/20 #	300,000	304,650
Pantry 8.375% 8/1/20	405,000	435,375
Party City Holdings
8.875% 8/1/20	435,000	481,763
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	265,000	272,950
QVC
4.375% 3/15/23	15,000	15,144
144A 5.45% 8/15/34 #	10,000	10,116
Rite Aid 6.75% 6/15/21 *	480,000	511,800
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	100,000	97,250
Signet UK Finance
4.70% 6/15/24	10,000	10,284
Target
2.30% 6/26/19	5,000	5,057
3.50% 7/1/24	35,000	35,819
TRW Automotive 144A
4.45% 12/1/23 #	15,000	15,187
Wyndham Worldwide
4.25% 3/1/22	5,000	5,162
5.625% 3/1/21	10,000	11,231
		3,989,376
Consumer Non-Cyclical – 0.95%
Actavis Funding 144A
3.85% 6/15/24 #	5,000	5,068
Boston Scientific
2.65% 10/1/18	5,000	5,100
6.00% 1/15/20	15,000	17,408
CareFusion 6.375% 8/1/19	10,000	11,642
Celgene 3.95% 10/15/20	30,000	31,972
Covidien International
Finance 4.20% 6/15/20	20,000	21,888
Crestview DS Merger Sub II
10.00% 9/1/21	255,000	289,425
Darling Ingredients 144A
5.375% 1/15/22 #	145,000	150,981
ESAL 144A 6.25% 2/5/23 #*	200,000	201,500
Express Scripts Holding
2.25% 6/15/19	5,000	4,981
3.50% 6/15/24	15,000	15,097
Forest Laboratories 144A
4.375% 2/1/19 #	10,000	10,783
Gilead Sciences
3.70% 4/1/24	10,000	10,450
JBS Investments 144A
7.75% 10/28/20 #	470,000	509,950
McKesson 3.796% 3/15/24	30,000	30,940
Prestige Brands 144A
5.375% 12/15/21 #	290,000	289,275
Quest Diagnostics
2.70% 4/1/19	20,000	20,208
Spectrum Brands
6.375% 11/15/20	75,000	81,000
6.625% 11/15/22	280,000	304,500
Thermo Fisher Scientific
2.40% 2/1/19	10,000	10,114
4.15% 2/1/24	20,000	21,166
Tyson Foods 3.95% 8/15/24	15,000	15,390
Zimmer Holdings
4.625% 11/30/19	30,000	33,151
Zoetis 3.25% 2/1/23	20,000	20,044
		2,112,033
Energy – 7.32%
Anadarko Petroleum
3.45% 7/15/24	10,000	10,131
Athlon Holdings 144A
6.00% 5/1/22 #*	345,000	356,213
Baytex Energy
144A 5.125% 6/1/21 #	80,000	80,400
144A 5.625% 6/1/24 #	360,000	361,350
Calumet Specialty Products
Partners 7.625% 1/15/22	570,000	598,500
Chaparral Energy
7.625% 11/15/22	180,000	194,175
8.25% 9/1/21	160,000	173,400
CHC Helicopter
9.375% 6/1/21 *	480,000	537,600
Chesapeake Energy
4.875% 4/15/22	710,000	746,352
Cimarex Energy
4.375% 6/1/24	5,000	5,219
Compressco Partners 144A
7.25% 8/15/22 #	450,000	455,625
Continental Resources
4.50% 4/15/23	20,000	21,636
Ecopetrol 5.875% 5/28/45	615,000	666,328
Energy Transfer Equity
5.875% 1/15/24	178,000	188,903

10 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	390,000	$397,800
Exterran Partners
6.00% 4/1/21	395,000	400,925
FTS International 144A
6.25% 5/1/22 #	415,000	426,413
Genesis Energy
5.75% 2/15/21	440,000	456,500
Halcon Resources
8.875% 5/15/21	235,000	248,513
9.75% 7/15/20	415,000	449,237
Hercules Offshore
144A 6.75% 4/1/22 #*	430,000	389,687
144A 7.50% 10/1/21 #	190,000	180,500
144A 8.75% 7/15/21 #	115,000	116,725
Key Energy Services
6.75% 3/1/21	570,000	581,400
Laredo Petroleum
5.625% 1/15/22	180,000	185,850
7.375% 5/1/22	75,000	82,500
Midstates Petroleum
9.25% 6/1/21	590,000	641,625
Murphy Oil USA
6.00% 8/15/23	400,000	426,000
Newfield Exploration
5.625% 7/1/24	10,000	11,062
Northern Blizzard Resources
144A 7.25% 2/1/22 #	254,000	269,240
Northern Oil & Gas
8.00% 6/1/20	370,000	390,350
NuStar Logistics
6.75% 2/1/21	240,000	267,600
Oasis Petroleum
6.875% 3/15/22	440,000	482,900
Ocean Rig UDW 144A
7.25% 4/1/19 #	520,000	520,000
Offshore Group Investment
7.125% 4/1/23	180,000	179,550
PDC Energy 7.75% 10/15/22	380,000	418,000
Petrobras International
Finance 5.375% 1/27/21	39,000	41,313
Petroleos Mexicanos
5.50% 6/27/44	512,000	557,952
6.625% 6/15/35	1,000,000	1,237,500
Pioneer Energy Services 144A
6.125% 3/15/22 #	390,000	397,800
Pride International
6.875% 8/15/20	20,000	24,134
Regency Energy Partners
5.875% 3/1/22	385,000	415,800
Samson Investment
9.75% 2/15/20	415,000	425,375
SandRidge Energy
8.125% 10/15/22	505,000	539,087
Statoil 2.90% 11/8/20	30,000	30,894
Talisman Energy
5.50% 5/15/42	25,000	27,733
Triangle USA Petroleum 144A
6.75% 7/15/22 #	405,000	416,137
Warren Resources 144A
9.00% 8/1/22 #	260,000	262,925
Williams 4.55% 6/24/24	20,000	20,180
Woodside Finance 144A
8.75% 3/1/19 #	15,000	18,932
		16,333,971
Financials – 0.27%
Aviation Capital Group 144A
6.75% 4/6/21 #	5,000	5,693
General Electric Capital
2.10% 12/11/19	35,000	35,370
3.45% 5/15/24	35,000	35,766
6.00% 8/7/19	15,000	17,682
Nuveen Investments 144A
9.50% 10/15/20 #	425,000	498,245
		592,756
Healthcare – 2.76%
Air Medical Group Holdings
9.25% 11/1/18	229,000	241,881
Amgen 3.625% 5/22/24	15,000	15,283
Amsurg 144A
5.625% 7/15/22 #	215,000	220,913
Community Health Systems
144A 6.875% 2/1/22 #	485,000	517,737
7.125% 7/15/20	105,000	113,794
8.00% 11/15/19	25,000	27,250
Crimson Merger Sub 144A
6.625% 5/15/22 #	380,000	363,375
DaVita HealthCare Partners
5.125% 7/15/24	930,000	945,113
Immucor 11.125% 8/15/19	420,000	468,300
Kinetic Concepts
10.50% 11/1/18	250,000	279,687
12.50% 11/1/19	180,000	205,875
Mallinckrodt International
Finance 4.75% 4/15/23	215,000	203,713

(continues)          NQ-DEX [8/14] 11/14 (13309) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	190,000	$199,263
Par Pharmaceutical
7.375% 10/15/20	780,000	830,700
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	465,000	505,687
Tenet Healthcare
144A 5.00% 3/1/19 #	270,000	274,050
6.00% 10/1/20	180,000	195,750
8.125% 4/1/22	235,000	271,131
Valeant Pharmaceuticals
International 144A
5.625% 12/1/21 #	100,000	101,875
VPI Escrow 144A
6.375% 10/15/20 #	175,000	183,750
		6,165,127
Insurance – 1.02%
Allstate 5.75% 8/15/53 •	10,000	10,719
American International Group
8.175% 5/15/58 •	345,000	476,963
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,043
Chubb 6.375% 3/29/67 •	15,000	16,589
Highmark
144A 4.75% 5/15/21 #	5,000	5,087
144A 6.125% 5/15/41 #	5,000	5,148
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	435,000	460,013
Hub Holdings 144A PIK
8.125% 7/15/19 #T	115,000	116,869
Liberty Mutual Group
144A 4.25% 6/15/23 #	15,000	15,636
144A 4.95% 5/1/22 #	5,000	5,515
MetLife 6.40% 12/15/36	100,000	113,250
Onex USI Acquisition 144A
7.75% 1/15/21 #	395,000	408,825
Prudential Financial
3.50% 5/15/24	5,000	5,078
Voya Financial
5.65% 5/15/53 •	5,000	5,113
XL Group 6.50% 10/29/49 •	625,000	605,469
		2,286,317
Media – 3.40%
Altice 144A 7.75% 5/15/22 #	430,000	457,950
CCO Holdings
5.25% 9/30/22	475,000	483,906
Clear Channel
Communications PIK
14.00% 2/1/21 ✤	398,950	401,942
Columbus International 144A
7.375% 3/30/21 #	870,000	950,475
CSC Holdings 144A
5.25% 6/1/24 #	750,000	744,375
DISH DBS 5.00% 3/15/23	520,000	518,700
Gray Television
7.50% 10/1/20	375,000	397,500
MDC Partners 144A
6.75% 4/1/20 #	415,000	435,750
Mediacom Broadband 144A
5.50% 4/15/21 #	250,000	254,063
Numericable Group 144A
6.00% 5/15/22 #	430,000	443,437
RCN Telecom Services 144A
8.50% 8/15/20 #	205,000	219,863
Sinclair Television Group
144A 5.625% 8/1/24 #	720,000	721,800
Virgin Media Finance 144A
6.375% 4/15/23 #	815,000	872,050
VTR Finance 144A
6.875% 1/15/24 #	650,000	698,750
		7,600,561
Natural Gas – 0.10%
El Paso Pipeline Partners
Operating 4.30% 5/1/24	20,000	20,559
Enbridge Energy Partners
8.05% 10/1/37 •	25,000	28,250
Energy Transfer Partners
5.15% 2/1/43	10,000	10,169
5.95% 10/1/43	5,000	5,653
9.70% 3/15/19	7,000	9,077
EnLink Midstream Partners
4.40% 4/1/24	15,000	15,895
Enterprise Products Operating
7.034% 1/15/68 •	25,000	28,334
Kinder Morgan Energy
Partners 9.00% 2/1/19	20,000	25,300
NiSource Finance
6.125% 3/1/22	5,000	5,942
Plains All American Pipeline
8.75% 5/1/19	10,000	12,783
Sunoco Logistics Partners
Operations
3.45% 1/15/23	10,000	9,857
TransCanada PipeLines
6.35% 5/15/67 •	20,000	20,875

12 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Williams Partners
7.25% 2/1/17	20,000	$22,672
		215,366
Real Estate Investment Trusts – 0.06%
Alexandria Real Estate
Equities
4.50% 7/30/29	5,000	5,168
4.60% 4/1/22	15,000	15,999
Carey (W.P.) 4.60% 4/1/24	5,000	5,233
CBL & Associates
5.25% 12/1/23	5,000	5,460
Corporate Office Properties
3.60% 5/15/23	5,000	4,847
5.25% 2/15/24	10,000	10,803
DDR
4.75% 4/15/18	5,000	5,423
7.50% 4/1/17	5,000	5,723
7.875% 9/1/20	20,000	25,188
Digital Realty Trust
5.875% 2/1/20 *	10,000	11,214
Excel Trust 4.625% 5/15/24	5,000	5,164
Healthcare Trust of America
Holdings 3.375% 7/15/21	5,000	5,035
Regency Centers
5.875% 6/15/17	20,000	22,276
		127,533
Services – 2.74%
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	615,000	616,537
BlueLine Rental Finance 144A
7.00% 2/1/19 #	225,000	238,500
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	425,000	411,984
Covanta Holding
5.875% 3/1/24	415,000	431,600
Mattamy Group 144A
6.50% 11/15/20 #	485,000	494,700
MCE Finance 144A
5.00% 2/15/21 #	200,000	200,000
MGM Resorts International
6.75% 10/1/20	215,000	238,650
7.75% 3/15/22	180,000	211,050
11.375% 3/1/18	213,000	269,977
Navios South American
Logistics 144A
7.25% 5/1/22 #*	375,000	389,531
Pinnacle Entertainment
6.375% 8/1/21	170,000	177,225
7.75% 4/1/22 *	125,000	135,625
8.75% 5/15/20 *	58,000	62,495
Stena 144A 7.00% 2/1/24 #*	610,000	648,125
United Rentals North America
5.75% 11/15/24	905,000	950,250
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #*T	145,000	155,513
Watco 144A
6.375% 4/1/23 #	185,000	190,088
West 144A
5.375% 7/15/22 #	305,000	297,375
		6,119,225
Technology – 2.25%
Apple 3.45% 5/6/24	25,000	25,737
BMC Software Finance 144A
8.125% 7/15/21 #	235,000	238,525
Broadcom 3.50% 8/1/24	5,000	5,082
CommScope 144A
5.50% 6/15/24 #	415,000	424,337
Entegris 144A
6.00% 4/1/22 #	415,000	429,525
First Data
11.25% 1/15/21	332,000	386,780
11.75% 8/15/21	535,500	635,906
First Data Holdings 144A PIK
14.50% 9/24/19 #T	22,751	25,879
Infinity Acquisition 144A
7.25% 8/1/22 #	505,000	501,213
Infor Software Parent 144A
PIK 7.125% 5/1/21 #*T	515,000	526,587
j2 Global 8.00% 8/1/20	585,000	642,037
Micron Technology 144A
5.50% 2/1/25 #	365,000	370,475
Motorola Solutions
4.00% 9/1/24	10,000	10,000
National Semiconductor
6.60% 6/15/17	20,000	22,961
NCR
5.875% 12/15/21	110,000	115,775
6.375% 12/15/23	335,000	363,475
NetApp 3.25% 12/15/22	10,000	9,864
Oracle
3.40% 7/8/24	30,000	30,542
4.50% 7/8/44	25,000	26,506
Seagate HDD Cayman 144A
4.75% 1/1/25 #	15,000	15,375

(continues)          NQ-DEX [8/14] 11/14 (13309) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Viasystems 144A
7.875% 5/1/19 #		205,000	$213,200
Xerox 6.35% 5/15/18		10,000	11,522
			5,031,303
Transportation – 0.50%
Brambles USA 144A
5.35% 4/1/20 #		15,000	16,921
Burlington Northern Santa Fe
4.90% 4/1/44		30,000	32,800
ERAC USA Finance 144A
5.25% 10/1/20 #		35,000	39,844
Norfolk Southern
3.85% 1/15/24		35,000	36,843
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	13,000,000	970,941
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 t		5,000	5,113
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 t		5,000	5,013
United Parcel Service
5.125% 4/1/19		10,000	11,351
			1,118,826
Utilities – 1.78%
AES
5.50% 3/15/24		595,000	608,387
7.375% 7/1/21		45,000	51,750
AES Gener 144A
8.375% 12/18/73 #•		200,000	229,000
Ameren Illinois
9.75% 11/15/18		45,000	58,434
American Transmission
Systems 144A
5.25% 1/15/22 #		25,000	27,630
American Water Capital
3.40% 3/1/25		15,000	15,169
Berkshire Hathaway Energy
3.75% 11/15/23		10,000	10,407
Calpine
5.375% 1/15/23		745,000	753,381
5.75% 1/15/25 *		155,000	156,744
144A 5.875% 1/15/24 #*		205,000	220,375
CMS Energy 6.25% 2/1/20		5,000	5,913
Commonwealth Edison
5.80% 3/15/18		5,000	5,694
Dynegy 5.875% 6/1/23 *		255,000	249,263
Electricite de France 144A
4.60% 1/27/20 #		15,000	16,718
Elwood Energy
8.159% 7/5/26		206,986	234,411
Enel 144A
8.75% 9/24/73 #•		400,000	472,000
Entergy Arkansas
3.70% 6/1/24		5,000	5,229
Entergy Louisiana
4.05% 9/1/23		15,000	16,160
Exelon Generation
4.25% 6/15/22		15,000	15,687
Great Plains Energy
4.85% 6/1/21		15,000	16,663
5.292% 6/15/22		5,000	5,767
Integrys Energy Group 6.11%
12/1/66 *•		15,000	15,383
IPALCO Enterprises
5.00% 5/1/18		10,000	10,650
ITC Holdings
3.65% 6/15/24 *		30,000	30,369
LG&E & KU Energy
4.375% 10/1/21		20,000	21,768
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •		10,000	9,955
NextEra Energy Capital
Holdings
2.40% 9/15/19		25,000	25,179
3.625% 6/15/23		5,000	5,134
NRG Energy 144A
6.25% 5/1/24 #		545,000	565,437
NV Energy 6.25% 11/15/20		10,000	11,904
Pennsylvania Electric
5.20% 4/1/20		25,000	27,942
PPL Electric Utilities
3.00% 9/15/21		10,000	10,327
Public Service New Hampshire
3.50% 11/1/23		5,000	5,236
Public Service Oklahoma
5.15% 12/1/19		30,000	33,783
Puget Energy 6.00% 9/1/21		5,000	5,885
SCANA 4.125% 2/1/22		10,000	10,525
Wisconsin Energy
6.25% 5/15/67 •		10,000	10,394
			3,974,653
Total Corporate Bonds
(cost $89,398,044)			92,922,413

14 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Asset-Backed Securities - 0.04%
Fifth Third Auto Trust
Series 2014-2 A2B
0.315% 4/17/17 •		30,000	$30,090
Nissan Auto Receivables
Owner Trust
Series 2013-C A3
0.67% 8/15/18		25,000	24,955
Nissan Master Owner Trust
Receivables
Series 2012-A A
0.625% 5/15/17 •		25,000	25,050
Total Non-Agency
Asset-Backed Securities
(cost $80,081)			80,095

Non-Agency Collateralized Mortgage Obligations - 0.08%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1
5.50% 1/25/22		5,883	5,923
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36		100,000	100,067
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.884% 1/25/36 •		86,331	79,392
Total Non-Agency
Collateralized Mortgage
Obligations (cost $177,772)			185,382

Senior Secured Loans - 3.28%«
Akorn Tranche B
4.50% 11/13/20		115,000	115,143
Applied Systems 2nd Lien
7.50% 1/15/22		400,000	404,000
Ashland Water 2nd Lien
7.75% 7/2/22		150,000	149,250
Atkore International 2nd Lien
7.75% 9/27/21		210,000	208,688
Azure Midstream Tranche B
6.50% 10/21/18		80,222	81,099
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		420,000	425,862
Borgata Tranche B 1st Lien
6.75% 8/15/18		388,050	392,753
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21		215,000	210,808
Citycenter Holdings Tranche B
5.00% 10/9/20		359,160	359,339
Clear Channel
Communications Tranche D
6.75% 1/30/19		650,000	639,844
Flint Group Tranche 2nd Lien
8.25% 5/2/22		430,000	429,283
Gentiva Health Services
Tranche B
6.50% 10/10/19		313,425	314,062
Hostess Brands 1st Lien
6.75% 3/12/20		413,963	426,381
LTS Buyer 2nd Lien
8.00% 3/15/21		60,088	60,613
Mauser Holdings 2nd Lien
8.25% 6/30/22		440,000	440,275
Moxie Liberty Tranche B
7.50% 8/21/20		215,000	221,988
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20		210,000	216,825
Nuveen Investments 2nd Lien
6.50% 2/28/19		205,000	205,820
Otterbox Tranche B
5.75% 5/30/20		325,000	322,156
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19		220,000	227,150
Polymer Group Tranche B
5.25% 12/13/19		338,300	339,040
Rite Aid 2nd Lien
5.75% 8/3/20		198,000	200,908
Samson Investment 2nd Lien
5.00% 9/25/18		425,000	421,319
Travelport Finance
Luxembourg Sarl Tranche B
1st Lien 6.00% 8/15/21		280,000	281,715
Vantage Drilling Tranche B 1st
Lien 5.75% 3/28/19		233,816	233,475
Total Senior Secured Loans
(cost $7,295,911)			7,327,796

Sovereign Bonds - 2.23%Δ
Indonesia - 0.71%
Indonesia Government
International Bond
6.625% 2/17/37		1,350,000	1,599,750
			1,599,750
Mexico - 1.05%
Mexican Bonos
6.50% 6/10/21	MXN	20,282,000	1,659,185

(continues)               NQ-DEX [8/14] 11/14 (13309) 15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexican Bonos
8.00% 6/11/20	MXN	7,737,000	$680,163
			2,339,348
South Africa – 0.47%
South Africa Government
International Bond
5.375% 7/24/44		1,000,000	1,044,375
			1,044,375
Total Sovereign Bonds
(cost $4,942,434)			4,983,473

Supranational Bank – 0.68%
Inter-American Development
Bank 7.25% 7/17/17	IDR	17,930,000,000	1,530,645
Total Supranational Bank
(cost $1,495,517)			1,530,645

U.S. Treasury Obligations – 0.48%
U.S. Treasury Bond
3.375% 5/15/44		10,000	10,577
U.S. Treasury Notes
1.625% 7/31/19 *∞		210,000	210,041
2.375% 8/15/24 *		840,000	842,297
Total U.S. Treasury
Obligations
(cost $1,058,569)			1,062,915

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-B 144A
8.845% 1/15/87 #@t		500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)			0

	Number of
	shares
Limited Partnership – 0.58%
Ares Management *		9,000	160,920
Brookfield Infrastructure
Partners *		5,400	229,230
Lehigh Gas Partners		25,200	911,988
Total Limited Partnership
(cost $853,432)			1,302,138

Preferred Stock – 1.25%
Alabama Power 5.625%		410	10,147
Ally Financial 144A 7.00% #		800	808,325
Freddie Mac 6.02%		40,000	407,000
GMAC Capital Trust I
8.125% •		12,000	322,560
Integrys Energy Group
6.00% •		300	7,866
MetLife 5.00%		23,200	727,784
National Retail Properties
5.70%		200	4,696
Public Storage 5.20%		200	4,636
Regions Financial
6.375% *		16,000	398,240
6.375% •		200	5,070
Vornado Realty Trust
6.625% @		3,700	94,017
Total Preferred Stock
(cost $3,157,631)			2,790,341

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†		9,900	6,732
Total Warrant (cost $82)			6,732

	Principal
	amount°
Short-Term Investments – 1.91%
Discount Notes – 0.62%≠
Federal Home Loan Bank
0.055% 9/12/14		567,543	567,542
0.075% 11/19/14		243,228	243,212
0.077% 11/14/14		568,451	568,415
			1,379,169
Repurchase Agreements – 1.05%
Bank of America Merrill Lynch
0.02%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price $597,572
(collateralized by U.S.
government obligations
0.00%-2.125%
9/18/14-5/15/44; market
value $609,523)		597,571	597,571

16 NQ-DEX [8/14] 11/14 (13309)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.05%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price $199,191
(collateralized by U.S.
government obligations
0.00%-4.375%
1/2/15-2/15/38; market
value $203,174)	199,190	$199,190
BNP Paribas
0.05%, dated 8/29/14, to
be repurchased on 9/2/14,
repurchase price
$1,556,247 (collateralized
by U.S. government
obligations
0.00%-3.125%
2/26/15-8/15/21; market
value $1,587,363)	1,556,239	1,556,239
		2,353,000

U.S. Treasury Obligation – 0.24%≠
U.S. Treasury Bill
0.093% 11/13/14	536,506	536,491
		536,491

Total Short-Term
Investments
(cost $4,268,487)		4,268,660
Total Value of Securities
Before Securities Lending
Collateral – 138.43%
(cost $275,860,841)		309,101,458

	Number of
	shares
Securities Lending Collateral** – 7.77%
Investment Company
Delaware Investments
Collateral Fund No.1	17,344,608	17,344,608
Total Securities Lending
Collateral
(cost $17,344,608)		17,344,608
Total Value of
Securities – 146.20%
(cost $293,205,449)		$326,446,066 ■
Obligation to Return
Securities Lending
Collateral – (7.77%)**		(17,344,608)

Borrowing Under Line of
Credit – (38.96%)		(87,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.53%		1,183,615
Net Assets – 100.00%		$223,285,073
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2014, the aggregate value of Rule 144A securities was $55,775,530, which represents 24.98% of the Fund’s net assets. See Note 6 in “Notes.”
*	Fully or partially on loan.
**	See Note 5 in“Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Aug. 31, 2014, the aggregate value of illiquid securities was $2,778,764, which represents 1.24% of the Fund’s net assets. See Note 6 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	100% of the income received was in the form of both cash and par.
❖	Securities have been classified by type of business.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2014, the aggregate value of fair valued securities was $35,557, which represents 0.02% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $17,494,679 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2014.

(continues)          NQ-DEX [8/14] 11/14 (13309) 17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

The following futures contract were outstanding at Aug. 31, 2014:1

Futures Contract

	Notional			Unrealized
	Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
(17) U.S. Treasury 5 yr Notes	$(2,015,647)	$(2,020,211)	1/2/15	$ (4,564)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Summary of abbreviations:
ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
AUD - Australian Dollar
ETN - Exchange-Traded Note
FDR - Finnish Depositary Receipt
GNMA - Government National Mortgage Association
IDR - Indonesian Rupiah
MXN - Mexican Peso
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
S.F. - Single Family
yr - Year

18 NQ-DEX [8/14] 11/14 (13309)

Notes
Delaware Enhanced Global Dividend and Income Fund
August 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be non-taxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated

(continues)          NQ-DEX [8/14] 11/14 (13309) 19

(Unaudited)

Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2014 in early 2015.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Aug. 29, 2014.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (Examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

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2. Investments

At Aug. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$294,320,206
Aggregate unrealized appreciation	$43,243,883
Aggregate unrealized depreciation	(11,118,023)
Net unrealized appreciation	$32,125,860

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $48,241,998 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $25,993,776 expires in 2016 and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2013, there were no capital loss carryforward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities	$—	$1,428,164	$—	$1,428,164
Corporate Debt	—	119,130,154	—	119,130,154
Foreign Debt	—	6,514,118	—	6,514,118
Senior Secured Loans	—	7,327,796	—	7,327,796
Common Stock
Consumer Discretionary	2,228,119	14,239,150	—	16,467,269
Consumer Staples	6,741,688	7,570,449	—	14,312,137
Diversified REITs	1,460,863	777,611	—	2,238,474
Energy	7,218,787	7,346,022	—	14,564,809
Financials	3,752,858	17,156,497	—	20,909,355
Healthcare	12,055,243	8,399,924	—	20,455,167
Healthcare REITs	719,532	—	—	719,532
Hotel REITs	1,557,075	—	—	1,557,075
Industrial REITs	2,891,671	257,607	—	3,149,278
Industrials	5,093,107	12,110,114	—	17,203,221
Information Technology	11,592,800	2,627,479	—	14,220,279
Mall REITs	1,830,873	—	—	1,830,873
Manufactured Housing REITs	497,405	—	—	497,405
Materials	3,106,973	5,357,297	—	8,464,270
Mixed REITs	315,930	—	—	315,930
Mortgage REITs	554,735	—	—	554,735
Multifamily REITs	1,084,965	—	—	1,084,965
Office REITs	1,463,114	645,862	—	2,108,976
Office/Diversified REIT	—	144,246	—	144,246
Self-Storage REIT	279,310	—	—	279,310
Shopping Center REITs	1,477,801	758,730	—	2,236,531
Single Tenant REITs	418,154	—	—	418,154
Specialty REITs	1,104,207	606,891	—	1,711,098
Telecommunications	4,832,285	3,602,258	—	8,434,543
Utilities	1,756,098	1,179,340	—	2,935,438
Convertible Preferred Stock[1]	4,876,961	3,369,165	35,557	8,281,683
Exchange-Traded Fund	175,687	—	—	175,687
Limited Partnership	1,302,138	—	—	1,302,138
Preferred Stock[1]	1,575,016	1,215,325	—	2,790,341
Warrant	6,732	—	—	6,732
U.S. Treasury Obligations	—	1,062,915	—	1,062,915
Short-Term Investments	—	4,268,660	—	4,268,660
Securities Lending Collateral	—	17,344,608	—	17,344,608
Total	$81,970,127	$244,440,382	$35,557	$326,446,066
Futures Contracts	$(4,564)	$—	$—	$(4,564)

1 Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

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(Unaudited)

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	58.89%	40.68%	0.43%	100.00%
Preferred Stock	56.45%	43.55%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Aug. 31, 2014, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Line of Credit

For the period ended Aug. 31, 2014, the Fund borrowed a portion of the money available to it pursuant to a $87,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on June 24, 2015. Prior to June 25, 2014, the Credit Agreement was $67,000,000. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At Aug. 31, 2014, the par value of loan outstanding was $87,000,000, at a variable interest rate of 1.04%. During the period ended Aug. 31, 2014, the average daily balance of loans outstanding was $71,963,504, at a weighted average interest rate of approximately 1.04%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under the Credit Agreement is computed at a rate of 0.10% per annum on the unused balance. Prior to June 25, 2014, the commitment fee under the Credit Agreement was computed at a rate of 0.15% per annum. The loan is collateralized by the Fund’s portfolio.

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if

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(Unaudited)

4. Derivatives (continued)

the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Aug. 31, 2014.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended Aug. 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at Aug. 31, 2014.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard and Poor’s Financial Services LLC. (S&P) or at least Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

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During the period ended Aug. 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on any given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Aug. 31, 2014.

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

(continues)          NQ-DEX [8/14] 11/14 (13309) 25

(Unaudited)

5. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2014, the value of securities on loan was $17,494,679, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $1,918,252, and cash collateral of $17,344,608. At Aug. 31, 2014, the value of invested collateral was $17,344,608. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral”.

6. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

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The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Aug. 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.”

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: